CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Allowance for doubtful accounts		$ 5,000	$ 23,377
STOCKHOLDERS' EQUITY
Common Stock par value	$ 0.01	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common Stock shares issued	9,428,472	8,872,916	7,539,582
Common Stock shares outstanding	9,428,472	8,872,916	7,539,582